Fair Value of Financial Instruments (Details 5) (Level 2, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Notes
Fair value measurements
Fair value of Notes and Holdco Notes	$ 713,375
Term loan B-2
Fair value measurements
Face value of debt instrument	1,507,500
Holdco Notes
Fair value measurements
Fair value of Notes and Holdco Notes	$ 565,125